UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

February 28

Date of Fiscal Year End

February 28, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric Dividend Income Fund

Annual Report

February 28, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Annual Report February 28, 2017

Parametric Dividend Income Fund

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	20

Federal Tax Information	21

Management and Organization	22

Important Notices	25

Parametric Dividend Income Fund

February 28, 2017

Management’s Discussion of Fund Performance1

Economic and Market Conditions

U.S. stock markets trended upward during the 12-month period ended February 28, 2017, enduring several downdrafts but ending the fiscal year sharply higher, boosted late in the period by Donald Trump’s surprise win in the November 2016 U.S. presidential election.

U.S. stocks opened the period on the upside amid positive drivers which included a turnaround in oil prices after a prolonged decline, and a generally improving global economic outlook. In June 2016, however, Great Britain’s vote to leave the European Union sparked a plunge in stocks worldwide. But equity markets, led by the U.S., recovered quickly. Helped by stronger economic indicators, major U.S. stock indexes reached multiple record highs during July and August 2016.

As summer ended, however, falling oil prices and fears about a possible interest rate increase caused U.S. equity markets to retreat. In late September 2016, the U.S. Federal Reserve’s (the Fed’s) decision to leave rates unchanged, along with an agreement by the Organization of the Petroleum Exporting Countries (OPEC) to curb oil production, sent stocks briefly higher. For the next month or so, stock prices trended downward as investors awaited the results of the November 8 U.S. presidential election.

After the U.S. presidential election, U.S. stocks began a dramatic rally that continued through the end of the period, with the Dow Jones Industrial Average2 breaking 20,000 for the first time and nearing 21,000 as the period closed. The rally was in part driven by the new administration’s announced intentions to cut regulations, reduce corporate and personal taxes and initiate increased spending on infrastructure. Additional drivers of the rally included improving corporate earnings and a December 2016 rate increase by the Fed amid stronger economic growth reports.

For the 12-month period, the blue-chip Dow Jones Industrial Average advanced 29.33%, while the broader U.S. equity market, as represented by the S&P 500 Index, returned 24.98%. The technology-laden NASDAQ Composite Index delivered a 29.37% gain. Small-cap U.S. stocks, as measured by the Russell 2000® Index, outperformed large-cap stocks, as measured by the S&P 500 Index during the period. Value stocks as a group outpaced growth stocks in both the large- and small-cap categories, as measured by the Russell value and growth indexes.

Fund Performance

For the 12-month period ended February 28, 2017, Parametric Dividend Income Fund (the Fund) had a total return of 23.97% for Investor Class shares at net asset value (NAV), outperforming the Fund’s primary benchmark, the NASDAQ US Dividend Achievers™ Select Index (the Index), which returned 20.34% for the same period.

The bulk of the Fund’s excess returns versus the Index can be attributed to the Fund’s equally-weighted sectors. The Fund’s overweight to the energy sector, which was the strongest performing sector in the Index, boosted Fund performance. An underweight to the consumer staples sector, which underperformed for the period, also helped Fund performance versus the Index.

The largest detractor from the Fund’s relative performance was an underweight to the industrials sector, coupled with security selection in that sector. The Index’s second largest sector allocation was to industrials, which ended up as the second best performing sector in the Index. The Fund’s equal sector weighting approach resulted in holding approximately half the Index weight in this sector. Within the industrials sector, the Fund’s inclusion of five underperforming non- Index names, combined with the omission of two strongly performing railroads (CSX Corp. and Norfolk Southern Corp.) explain the majority of the selection-based underperformance versus the Index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric Dividend Income Fund

February 28, 2017

Performance2,3

Portfolio Managers Thomas Seto, Timothy W. Atwill, Ph.D., CFA and Alexander Paulsen, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Investor Class at NAV	03/26/2014	03/26/2014	23.97%	—	11.12%
Institutional Class at NAV	03/26/2014	03/26/2014	24.26	—	11.40
NASDAQ US Dividend Achievers™ Select Index	—	—	20.34%	11.93%	9.27%
S&P 500 Index	—	—	24.98	14.00	10.99

% Total Annual Operating Expense Ratios[4]				Investor Class	Institutional Class
Gross				3.82%	3.57%
Net				0.65	0.40

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Investor Class of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Institutional Class	$50,000	03/26/2014	$68,614	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Parametric Dividend Income Fund

February 28, 2017

Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Teleflex, Inc.	0.6%

Philip Morris International, Inc.	0.6

Bristol-Myers Squibb Co.	0.6

Patterson Cos., Inc.	0.6

Amgen, Inc.	0.6

Clorox Co. (The)	0.6

Cardinal Health, Inc.	0.6

AmerisourceBergen Corp.	0.6

Thermo Fisher Scientific, Inc.	0.6

Abbott Laboratories	0.6
Total	6.0%

See Endnotes and Additional Disclosures in this report.

4

Parametric Dividend Income Fund

February 28, 2017

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Russell 2000® Index is an unmanaged index of 2,000 U.S. small- cap stocks. NASDAQ US Dividend Achievers™ Select Index is an unmanaged index of stocks with at least ten consecutive years of increasing regular dividends. Source: Nasdaq, Inc. The information is provided by Nasdaq (with its affiliates, are referred to as the “Corporations”) and Nasdaq’s third party licensors on an “as is” basis and the Corporations make no guarantees and bear no liability of any kind with respect to the information or the Fund. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 6/30/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Parametric Dividend Income Fund

February 28, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 – February 28, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period* (9/1/16 – 2/28/17)		Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$1,082.90	$3.41	**	0.66%
Institutional Class	$1,000.00	$1,084.40	$2.33	**	0.45%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,021.50	$3.31	**	0.66%
Institutional Class	$1,000.00	$1,022.60	$2.26	**	0.45%

Effective November 1, 2016, the contractual expense caps of the Fund changed. If these changes had been in place during the entire reporting period, the actual and hypothetical ending account values, expenses paid and annualized expense ratios would have been as follows:

	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period* (9/1/16 – 2/28/17)		Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$1,082.90	$3.36	**	0.65%
Institutional Class	$1,000.00	$1,084.40	$2.07	**	0.40%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,021.60	$3.26	**	0.65%
Institutional Class	$1,000.00	$1,022.80	$2.01	**	0.40%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2016.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

6

Parametric Dividend Income Fund

February 28, 2017

Portfolio of Investments

Common Stocks — 99.3%

Security	Shares	Value

Aerospace & Defense — 2.2%
Boeing Co. (The)	573	$103,272
Lockheed Martin Corp.	375	99,967
Raytheon Co.	599	92,336
United Technologies Corp.	869	97,806

		$393,381

Air Freight & Logistics — 0.5%
United Parcel Service, Inc., Class B	904	$95,607

		$95,607

Automobiles — 1.1%
Ford Motor Co.	7,666	$96,055
General Motors Co.	2,610	96,152

		$192,207

Banks — 3.3%
F.N.B. Corp.	5,870	$91,396
People’s United Financial, Inc.	5,081	97,555
Trustmark Corp.	2,940	97,138
United Bankshares, Inc.	2,152	96,302
Valley National Bancorp	7,854	97,154
Wells Fargo & Co.	1,690	97,817

		$577,362

Beverages — 1.7%
Coca-Cola Co. (The)	2,292	$96,172
Dr Pepper Snapple Group, Inc.	1,059	98,953
PepsiCo, Inc.	914	100,888

		$296,013

Biotechnology — 1.2%
AbbVie, Inc.	1,569	$97,027
Amgen, Inc.	594	104,859

		$201,886

Capital Markets — 1.6%
CME Group, Inc.	788	$95,710
T. Rowe Price Group, Inc.	1,395	99,338
Thomson Reuters Corp.	2,123	89,803

		$284,851

Security	Shares	Value

Chemicals — 4.4%
Air Products and Chemicals, Inc.	708	$99,453
Dow Chemical Co. (The)	1,575	98,060
E.I. du Pont de Nemours & Co.	1,247	97,939
LyondellBasell Industries NV, Class A	1,006	91,787
Mosaic Co. (The)	3,061	95,473
Praxair, Inc.	796	94,493
RPM International, Inc.	1,803	96,082
Scotts Miracle-Gro Co. (The), Class A	1,021	92,533

		$765,820

Commercial Services & Supplies — 3.3%
Covanta Holding Corp.	6,003	$97,249
KAR Auction Services, Inc.	2,089	93,629
Pitney Bowes, Inc.	6,481	88,401
Republic Services, Inc.	1,649	102,155
RR Donnelley & Sons Co.	5,615	94,163
Waste Management, Inc.	1,362	99,862

		$575,459

Communications Equipment — 1.7%
Cisco Systems, Inc.	2,820	$96,388
Harris Corp.	926	101,767
Motorola Solutions, Inc.	1,245	98,318

		$296,473

Containers & Packaging — 3.9%
AptarGroup, Inc.	1,304	$97,161
Avery Dennison Corp.	1,273	102,744
Bemis Co., Inc.	1,937	96,017
Greif, Inc., Class A	1,654	94,327
International Paper Co.	1,867	98,391
Sonoco Products Co.	1,731	92,297
WestRock Co.	1,765	94,816

		$675,753

Distributors — 0.5%
Genuine Parts Co.	977	$93,509

		$93,509

Diversified Telecommunication Services — 2.2%
AT&T, Inc.	2,268	$94,780
CenturyLink, Inc.	3,678	89,228
Cogent Communications Group, Inc.	2,330	96,578
Verizon Communications, Inc.	1,977	98,119

		$378,705

7	See Notes to Financial Statements.

Parametric Dividend Income Fund

February 28, 2017

Portfolio of Investments — continued

Security	Shares	Value

Electric Utilities — 6.3%
ALLETE, Inc.	1,473	$99,000
American Electric Power Co., Inc.	1,376	92,151
Duke Energy Corp.	1,229	101,454
Entergy Corp.	1,342	102,878
Eversource Energy	1,741	102,127
Exelon Corp.	2,706	99,337
FirstEnergy Corp.	3,179	103,095
Pinnacle West Capital Corp.	1,240	101,916
PPL Corp.	2,756	101,641
Southern Co. (The)	1,949	99,048
Xcel Energy, Inc.	2,327	101,713

		$1,104,360

Electrical Equipment — 1.1%
Eaton Corp. PLC	1,346	$96,885
Emerson Electric Co.	1,604	96,400

		$193,285

Energy Equipment & Services — 2.7%
Baker Hughes, Inc.	1,535	$92,530
Halliburton Co.	1,857	99,275
Helmerich & Payne, Inc.	1,347	92,094
Oceaneering International, Inc.	3,466	98,157
Schlumberger, Ltd.	1,219	97,959

		$480,015

Food & Staples Retailing — 1.7%
CVS Health Corp.	1,213	$97,744
Sysco Corp.	1,799	94,843
Wal-Mart Stores, Inc.	1,426	101,146

		$293,733

Food Products — 2.3%
Conagra Brands, Inc.	2,430	$100,141
Flowers Foods, Inc.	5,116	98,534
General Mills, Inc.	1,648	99,490
Kellogg Co.	1,304	96,587

		$394,752

Health Care Equipment & Supplies — 2.9%
Abbott Laboratories	2,293	$103,369
Baxter International, Inc.	2,021	102,909
Becton, Dickinson and Co.	542	99,213

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Medtronic PLC	1,269	$102,675
Teleflex, Inc.	568	108,590

		$516,756

Health Care Providers & Services — 4.0%
AmerisourceBergen Corp.	1,133	$103,681
Anthem, Inc.	615	101,364
Cardinal Health, Inc.	1,277	103,909
Owens & Minor, Inc.	2,671	96,370
Patterson Cos., Inc.	2,310	104,990
Quest Diagnostics, Inc.	1,047	102,020
UnitedHealth Group, Inc.	585	96,747

		$709,081

Hotels, Restaurants & Leisure — 3.3%
Cracker Barrel Old Country Store, Inc.	594	$95,628
Darden Restaurants, Inc.	1,325	98,951
DineEquity, Inc.	1,554	92,960
Las Vegas Sands Corp.	1,797	95,151
McDonald’s Corp.	778	99,312
Six Flags Entertainment Corp.	1,590	96,370

		$578,372

Household Durables — 2.3%
Garmin, Ltd.	2,000	$103,220
Leggett & Platt, Inc.	2,008	98,753
MDC Holdings, Inc.	3,541	103,362
Tupperware Brands Corp.	1,604	96,866

		$402,201

Household Products — 2.9%
Church & Dwight Co., Inc.	1,919	$95,643
Clorox Co. (The)	763	104,386
Colgate-Palmolive Co.	1,406	102,610
Kimberly-Clark Corp.	770	102,064
Procter & Gamble Co. (The)	1,092	99,448

		$504,151

Industrial Conglomerates — 1.7%
3M Co.	540	$100,629
General Electric Co.	3,166	94,378
Honeywell International, Inc.	795	98,978

		$293,985

8	See Notes to Financial Statements.

Parametric Dividend Income Fund

February 28, 2017

Portfolio of Investments — continued

Security	Shares	Value

Insurance — 6.1%
Aflac, Inc.	1,347	$97,455
Arthur J. Gallagher & Co.	1,759	100,175
Chubb, Ltd.	720	99,482
Cincinnati Financial Corp.	1,245	90,835
Endurance Specialty Holdings, Ltd.	1,063	98,785
Everest Re Group, Ltd.	430	101,110
Marsh & McLennan Cos., Inc.	1,272	93,467
Old Republic International Corp.	4,603	95,328
Progressive Corp. (The)	2,528	99,047
Travelers Cos., Inc. (The)	807	98,648
Validus Holdings, Ltd.	1,678	96,754

		$1,071,086

IT Services — 4.4%
Accenture PLC, Class A	827	$101,307
Amdocs, Ltd.	1,626	98,617
Automatic Data Processing, Inc.	930	95,437
Broadridge Financial Solutions, Inc.	1,428	99,003
International Business Machines Corp.	539	96,923
Jack Henry & Associates, Inc.	967	90,676
Paychex, Inc.	1,605	98,579
Western Union Co.	4,835	94,959

		$775,501

Leisure Products — 0.5%
Mattel, Inc.	3,605	$92,757

		$92,757

Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc.	656	$103,438

		$103,438

Machinery — 1.6%
Caterpillar, Inc.	980	$94,727
Cummins, Inc.	645	95,776
Illinois Tool Works, Inc.	737	97,291

		$287,794

Media — 1.6%
Cinemark Holdings, Inc.	2,241	$93,831
Omnicom Group, Inc.	1,090	92,759
Regal Entertainment Group, Class A	4,592	99,095

		$285,685

Security	Shares	Value

Metals & Mining — 2.2%
Commercial Metals Co.	4,587	$96,923
Compass Minerals International, Inc.	1,264	95,811
Kaiser Aluminum Corp.	1,250	98,538
Nucor Corp.	1,578	98,735

		$390,007

Multi-Utilities — 5.1%
Ameren Corp.	1,834	$100,302
Avista Corp.	2,488	99,197
Centerpoint Energy, Inc.	3,670	100,264
Consolidated Edison, Inc.	1,294	99,690
Dominion Resources, Inc.	1,260	97,826
DTE Energy Co.	981	99,454
Public Service Enterprise Group, Inc.	2,194	100,880
SCANA Corp.	1,392	96,535
WEC Energy Group, Inc.	1,629	98,180

		$892,328

Multiline Retail — 0.5%
Target Corp.	1,479	$86,921

		$86,921

Oil, Gas & Consumable Fuels — 7.6%
Chevron Corp.	848	$95,400
ConocoPhillips	1,998	95,065
EOG Resources, Inc.	994	96,408
Exxon Mobil Corp.	1,118	90,916
HollyFrontier Corp.	3,465	101,455
Kinder Morgan, Inc.	4,317	91,995
Marathon Petroleum Corp.	1,960	97,216
Occidental Petroleum Corp.	1,398	91,639
Oneok, Inc.	1,763	95,290
Phillips 66	1,152	90,075
Targa Resources Corp.	1,660	93,790
Valero Energy Corp.	1,469	99,818
Western Refining, Inc.	2,639	96,376
Williams Cos., Inc. (The)	3,367	95,421

		$1,330,864

Paper & Forest Products — 0.6%
Domtar Corp.	2,554	$97,282

		$97,282

9	See Notes to Financial Statements.

Parametric Dividend Income Fund

February 28, 2017

Portfolio of Investments — continued

Security	Shares	Value

Pharmaceuticals — 2.9%
Bristol-Myers Squibb Co.	1,872	$106,161
Eli Lilly & Co.	1,164	96,391
Johnson & Johnson	838	102,412
Merck & Co., Inc.	1,542	101,572
Pfizer, Inc.	3,026	103,247

		$509,783

Professional Services — 0.6%
Nielsen Holdings PLC	2,306	$102,294

		$102,294

Semiconductors & Semiconductor Equipment — 2.2%
Linear Technology Corp.	1,495	$96,547
Maxim Integrated Products, Inc.	2,107	93,340
QUALCOMM, Inc.	1,767	99,801
Texas Instruments, Inc.	1,218	93,323

		$383,011

Software — 0.6%
CA, Inc.	3,046	$98,294

		$98,294

Specialty Retail — 0.6%
Home Depot, Inc. (The)	684	$99,118

		$99,118

Thrifts & Mortgage Finance — 0.5%
New York Community Bancorp, Inc.	6,259	$95,638

		$95,638

Tobacco — 2.3%
Altria Group, Inc.	1,330	$99,643
Philip Morris International, Inc.	983	107,491
Reynolds American, Inc.	1,584	97,527
Vector Group, Ltd.	4,256	96,952

		$401,613

Total Common Stocks (identified cost $16,196,761)		$17,401,131

Short-Term Investments — 9.3%

Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.92%(1)	1,626,327	$1,626,815

Total Short-Term Investments (identified cost $1,626,650)		$1,626,815

Total Investments — 108.6% (identified cost $17,823,411)		$19,027,946

Other Assets, Less Liabilities — (8.6)%		$(1,508,575)

Net Assets — 100.0%		$17,519,371

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2017.

10	See Notes to Financial Statements.

Parametric Dividend Income Fund

February 28, 2017

Statement of Assets and Liabilities

Assets	February 28, 2017
Unaffiliated investments, at value (identified cost, $16,196,761)	$17,401,131
Affiliated investment, at value (identified cost, $1,626,650)	1,626,815
Dividends receivable	47,356
Dividends receivable from affiliated investment	250
Receivable for investments sold	93,977
Receivable for Fund shares sold	198,323
Receivable from affiliates	16,870
Total assets	$19,384,722

Liabilities
Payable for investments purchased	$1,803,893
Payable for Fund shares redeemed	10,263
Payable to affiliates:
Investment adviser and administration fee	3,571
Distribution and service fees	444
Accrued expenses	47,180
Total liabilities	$1,865,351
Net Assets	$17,519,371

Sources of Net Assets
Paid-in capital	$16,288,399
Accumulated distributions in excess of net realized gain	(31,498)
Accumulated undistributed net investment income	57,935
Net unrealized appreciation	1,204,535
Total	$17,519,371

Investor Class Shares
Net Assets	$2,449,589
Shares Outstanding	201,315
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.17

Institutional Class Shares
Net Assets	$15,069,782
Shares Outstanding	1,236,731
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.19

11	See Notes to Financial Statements.

Parametric Dividend Income Fund

February 28, 2017

Statement of Operations

Investment Income	Year Ended February 28, 2017
Dividends (net of foreign taxes, $211)	$210,190
Interest allocated from/dividends from affiliated investment	1,118
Expenses allocated from affiliated investment	(4)
Total investment income	$211,304

Expenses
Investment adviser and administration fee	$27,953
Distribution and service fees
Investor Class	1,582
Trustees’ fees and expenses	898
Custodian fee	33,097
Transfer and dividend disbursing agent fees	2,007
Legal and accounting services	36,996
Printing and postage	7,926
Registration fees	37,316
Miscellaneous	9,845
Total expenses	$157,620
Deduct —
Allocation of expenses to affiliates	$122,955
Total expense reductions	$122,955

Net expenses	$34,665

Net investment income	$176,639

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$20,490
Investment transactions in/allocated from affiliated investment	(27)
Net realized gain	$20,463
Change in unrealized appreciation (depreciation) —
Investments	$1,207,840
Investments — affiliated investment	165
Net change in unrealized appreciation (depreciation)	$1,208,005

Net realized and unrealized gain	$1,228,468

Net increase in net assets from operations	$1,405,107

12	See Notes to Financial Statements.

Parametric Dividend Income Fund

February 28, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended February 28, 2017	Year Ended February 29, 2016
From operations —
Net investment income	$176,639	$115,679
Net realized gain from investment transactions	20,463	26,551
Net change in unrealized appreciation (depreciation) from investments	1,208,005	(259,551)
Net increase (decrease) in net assets from operations	$1,405,107	$(117,321)
Distributions to shareholders —
From net investment income
Investor Class	$(12,981)	$(1,129)
Institutional Class	(120,440)	(110,718)
From net realized gain
Investor Class	(8,948)	(1,541)
Institutional Class	(27,001)	(59,833)
Total distributions to shareholders	$(169,370)	$(173,221)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$2,289,405	$75,656
Institutional Class	10,777,632	395,519
Net asset value of shares issued to shareholders in payment of distributions declared
Investor Class	21,929	2,670
Institutional Class	147,441	170,551
Cost of shares redeemed
Investor Class	(76,452)	(224)
Institutional Class	(662,418)	(15,216)
Net increase in net assets from Fund share transactions	$12,497,537	$628,956

Net increase in net assets	$13,733,274	$338,414

Net Assets
At beginning of year	$3,786,097	$3,447,683
At end of year	$17,519,371	$3,786,097

Accumulated undistributed net investment income included in net assets
At end of year	$57,935	$14,827

13	See Notes to Financial Statements.

Parametric Dividend Income Fund

February 28, 2017

Financial Highlights

	Investor Class
	Year Ended February 28, 2017	Year Ended February 29, 2016	Period Ended February 28, 2015(1)
Net asset value — Beginning of period	$10.080	$10.930	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.275	$0.284	$0.230
Net realized and unrealized gain (loss)	2.114	(0.666)	1.143

Total income (loss) from operations	$2.389	$(0.382)	$1.373

Less Distributions
From net investment income	$(0.249)	$(0.301)	$(0.197)
From net realized gain	(0.050)	(0.167)	(0.246)

Total distributions	$(0.299)	$(0.468)	$(0.443)

Net asset value — End of period	$12.170	$10.080	$10.930

Total Return(3)(4)	23.97%	(3.51)%	13.88	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,450	$97	$22
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.68%	0.85%	0.88	%(6)
Net investment income	2.34%	2.77%	2.33	%(6)
Portfolio Turnover	26%	31%	39	%(5)

(1)	For the period from the start of business, March 26, 2014, to February 28, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 1.60%, 3.22% and 4.84% of average daily net assets for the years ended February 28, 2017 and February 29, 2016 and the period ended February 28, 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

14	See Notes to Financial Statements.

Parametric Dividend Income Fund

February 28, 2017

Financial Highlights — continued

	Institutional Class
	Year Ended February 28, 2017	Year Ended February 29, 2016	Period Ended February 28, 2015(1)
Net asset value — Beginning of period	$10.090	$10.930	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.310	$0.334	$0.249
Net realized and unrealized gain (loss)	2.108	(0.683)	1.143

Total income (loss) from operations	$2.418	$(0.349)	$1.392

Less Distributions
From net investment income	$(0.268)	$(0.324)	$(0.216)
From net realized gain	(0.050)	(0.167)	(0.246)

Total distributions	$(0.318)	$(0.491)	$(0.462)

Net asset value — End of period	$12.190	$10.090	$10.930

Total Return(3)(4)	24.26%	(3.21)%	14.09	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,070	$3,689	$3,426
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.51%	0.60%	0.63	%(6)
Net investment income	2.71%	3.21%	2.54	%(6)
Portfolio Turnover	26%	31%	39	%(5)

(1)	For the period from the start of business, March 26, 2014, to February 28, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 1.89%, 3.22% and 4.84% of average daily net assets for the years ended February 28, 2017 and February 29, 2016 and the period ended February 28, 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

15	See Notes to Financial Statements.

Parametric Dividend Income Fund

February 28, 2017

Notes to Financial Statements

1  Significant Accounting Policies

Parametric Dividend Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return and current income. The Fund offers Investor Class and Institutional Class shares, which are offered at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Fund’s investment in Cash Reserves Fund reflected the Fund’s proportionate interest in its net assets and the Fund recorded its pro-rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 28, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business

16

Parametric Dividend Income Fund

February 28, 2017

Notes to Financial Statements — continued

trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended February 28, 2017 and February 29, 2016 was as follows:

	Year Ended February 28, 2017	Year Ended February 29, 2016

Distributions declared from:
Ordinary income	$169,370	$139,583
Long-term capital gains	$—	$33,638

During the year ended February 28, 2017, accumulated distributions in excess of net realized gain was decreased by $110 and accumulated undistributed net investment income was decreased by $110 due to differences between book and tax accounting for return of capital distributions from securities. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of February 28, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$67,286
Undistributed long-term capital gains	$3,539
Net unrealized appreciation	$1,160,147

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, investments in partnerships, the tax treatment of short-term capital gains and return of capital distributions from securities.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$17,867,799

Gross unrealized appreciation	$1,306,669
Gross unrealized depreciation	(146,522)

Net unrealized appreciation	$1,160,147

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. Pursuant to the investment advisory and administration agreement and subsequent fee reduction agreement between the Fund and EVM effective

17

Parametric Dividend Income Fund

February 28, 2017

Notes to Financial Statements — continued

November 1, 2016, the fee is computed at an annual rate of 0.30% of the Fund’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. Prior to November 1, 2016, the fee was computed an at annual rate of 0.55% of the Fund’s average daily net assets up to $1 billion and at reduced rates on net assets of $1 billion and over. For the year ended February 28, 2017, the investment adviser and administration fee amounted to $27,953 or 0.42% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Effective November 1, 2016, EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.65% and 0.40% of the Fund’s average daily net assets for Investor Class and Institutional Class, respectively. This agreement may be changed or terminated after June 30, 2018. Prior to November 1, 2016, EVM and Parametric had agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceeded 0.85% and 0.60% of the average daily net assets of Investor Class and Institutional Class, respectively. Pursuant to these agreements, EVM and Parametric were allocated $122,955 in total of the Fund’s operating expenses for the year ended February 28, 2017.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended February 28, 2017, EVM earned $150 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended February 28, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended February 28, 2017 amounted to $1,582 for Investor Class shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $14,192,274 and $1,793,008, respectively, for the year ended February 28, 2017.

6  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Year Ended February 28, 2017	Year Ended February 29, 2016

Sales	196,341	7,373
Issued to shareholders electing to receive payments of distributions in Fund shares	1,872	263
Redemptions	(6,492)	(22)

Net increase	191,721	7,614

18

Parametric Dividend Income Fund

February 28, 2017

Notes to Financial Statements — continued

Institutional Class	Year Ended February 28, 2017	Year Ended February 29, 2016

Sales	916,002	37,274
Issued to shareholders electing to receive payments of distributions in Fund shares	13,019	16,591
Redemptions	(58,060)	(1,487)

Net increase	870,961	52,378

At February 28, 2017, EVM owned 23.5% of the value of the outstanding shares of the Fund.

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended February 28, 2017.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$17,401,131	*	$—	$—	$17,401,131
Short-Term Investments	—		1,626,815	—	1,626,815

Total Investments	$17,401,131		$1,626,815	$—	$19,027,946

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of February 29, 2016 whose fair value was determined using Level 3 inputs. At February 28, 2017, there were no investments transferred between Level 1 and Level 2 during the year then ended.

19

Parametric Dividend Income Fund

February 28, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Parametric Dividend Income Fund:

We have audited the accompanying statement of assets and liabilities of Parametric Dividend Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of February 28, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2017, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Parametric Dividend Income Fund as of February 28, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

April 19, 2017

20

Parametric Dividend Income Fund

February 28, 2017

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2018 will show the tax status of all distributions paid to your account in calendar year 2017. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended February 28, 2017, the Fund designates approximately $182,870, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2017 ordinary income dividends, 80.58% qualifies for the corporate dividends received deduction.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2017, $3,539 or, if subsequently determined to be different, the net capital gain of such year.

21

Parametric Dividend Income Fund

February 28, 2017

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. EVMI is an indirect, wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., LLC (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand LLP (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds effective September 30, 2017.

Directorships in the Last Five Years.(2) None.

Mark R. Fetting(3) 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

22

Parametric Dividend Income Fund

February 28, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Trustee	2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006). Consistent with the Trustee retirement policy, Mr. Verni is currently expected to retire as a Trustee of all Eaton Vance funds effective July 1, 2017.

Directorships in the Last Five Years.(2) None.

23

Parametric Dividend Income Fund

February 28, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Scott E. Wennerholm(3) 1959	Trustee	2016

Consultant at GF Parish Group (executive recruiting firm). Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.

24

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

25

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

17885    2.28.17

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has amended the code of ethics as described in Form N-CSR during the period covered by this report to make clarifying changes consistent with Rule 21F-17 of the Securities Exchange Act of 1934, as amended. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice

President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Parametric Dividend Income Fund (the “Fund(s)”) is a series of Eaton Vance Mutual Funds Trust (the “Trust”), a Massachusetts business trust, which, including the Fund, contains a total of 34 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual report.

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

(a)-(d)

The following table presents the aggregate fees billed to the Fund for the Fund’s fiscal years ended February 29, 2016 and February 28, 2017 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Parametric Dividend Income Fund

Fiscal Years Ended	2/29/16	2/28/17
Audit Fees	$22,650	$25,850
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,648	$9,744
All Other Fees(3)	$0	$0

Total	$32,298	$35,594

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (January 31, February 28/29, August 31, September 30, October 31 or December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	8/31/15	9/30/15	10/31/15	12/31/15	1/31/16	2/29/16	8/31/16	9/30/16	10/31/16	12/31/16	1/31/17	2/28/17
Audit Fees	$48,450	$106,700	$581,560	$105,020	$136,480	$22,650	$48,950	$97,730	$570,575	$105,320	$114,580	$25,850
Audit-Related Fees(1)	$0	$2,550	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$12,002	$34,621	$338,673	$51,252	$49,348	$9,648	$12,259	$25,000	$360,983	$61,414	$36,811	$9,744
All Other Fees(3)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0

Total	$60,452	$143,871	$920,233	$156,272	$185,828	$32,298	$61,209	$122,730	$931,558	$166,734	$151,391	$35,594

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees. Includes consent fee for N-14 registration statements related to fund mergers.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	8/31/15	9/30/15	10/31/15	12/31/15	1/31/16	2/29/16	8/31/16	9/30/16	10/31/16	12/31/16	1/31/17	2/28/17
Registrant(1)	$12,002	$37,171	$338,673	$51,252	$49,348	$9,648	$12,259	$25,000	$360,983	$61,414	$36,811	$9,744
Eaton Vance(2)	$46,000	$46,000	$46,000	$56,434	$56,434	$56,434	$56,434	$56,434	$56,434	$46,000	$46,000	$46,000

(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 27, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 27, 2017